Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$156,611,576.32	0.6580318	$115,720,705.35	0.4862215	$40,890,870.97
Class A-2 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$1,169,261,576.32	0.9349231	$1,128,370,705.35	0.9022274	$40,890,870.97

Weighted Avg. Coupon (WAC)	3.21%		3.21%
Weighted Avg. Remaining Maturity (WARM)	54.91		53.95
Pool Receivables Balance	$1,222,479,027.52		$1,182,410,502.75
Remaining Number of Receivables	70,004		69,009

Adjusted Pool Balance	$1,184,959,866.37		$1,146,238,040.37

III. COLLECTIONS

Principal:
Principal Collections	$39,619,950.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$86,262.14
Total Principal Collections	$39,706,212.21

Interest:
Interest Collections	$3,110,365.15
Late Fees & Other Charges	$39,317.34
Interest on Repurchase Principal	$-
Total Interest Collections	$3,149,682.49

Collection Account Interest	$2,634.55
Reserve Account Interest	$249.04
Servicer Advances	$-

Total Collections	$42,858,778.29

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$42,858,778.29
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$42,858,778.29

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,018,732.52		$1,018,732.52	$1,018,732.52
Collection Account Interest					$2,634.55
Late Fees & Other Charges					$39,317.34
Total due to Servicer					$1,060,684.41

2. Class A Noteholders Interest:
Class A-1 Notes		$31,322.32		$31,322.32
Class A-2 Notes		$226,666.67		$226,666.67
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$754,384.91		$754,384.91	$754,384.91

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$40,890,870.97

9. Regular Principal Distribution Amount:					$40,890,870.97

	Distributable Amount	Paid Amount
Class A-1 Notes		$40,890,870.97
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$41,925,231.14	$40,890,870.97
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$41,925,231.14	$40,890,870.97

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$37,519,161.15
Beginning Period Amount	$37,519,161.15
Current Period Amortization	$1,346,698.77
Ending Period Required Amount	$36,172,462.38
Ending Period Amount	$36,172,462.38
Next Distribution Date Amount	$34,849,503.70

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,698,290.05	$17,867,335.02	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.25%	1.42%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.32%	1.56%	1.65%

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.57%	68,715	99.48%	$1,176,219,677.23
30 - 60 Days	0.34%	232	0.42%	$4,922,617.87
61 - 90 Days	0.07%	50	0.09%	$1,047,269.39
91 + Days	0.02%	12	0.02%	$220,938.26
		69,009		$1,182,410,502.75
Total
Delinquent Receivables 61 + days past due	0.09%	62	0.11%	$1,268,207.65
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.06%	45	0.08%	$932,054.82
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.03%	18	0.03%	$428,579.90
Three-Month Average Delinquency Ratio	0.06%		0.07%

Repossession in Current Period		30		$715,121.26
Repossession Inventory		36		$606,840.33

Charge-Offs
Gross Principal of Charge-Off for Current Period				$448,574.70
Recoveries				$(86,262.14)
Net Charge-offs for Current Period				$362,312.56

Beginning Pool Balance for Current Period				$1,222,479,027.52

Net Loss Ratio				0.36%
Net Loss Ratio for 1st Preceding Collection Period				0.16%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.17%

Cumulative Net Losses for All Periods				$533,883.93
Cumulative Net Losses as a % of Initial Pool Balance				0.04%

Principal Balance of Extensions				$3,357,815.25
Number of Extensions				137